FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Foreign Exchange Rate Risk [Member] | Bottom of Range [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$	(10.00%)
Positions effect on equity	$ 51,900	$ (10,900)
Foreign Exchange Rate Risk [Member] | Top of Range [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$	10.00%
Positions effect on equity	$ (51,900)	10,900
TAM S.A. and Subsidiaries [Member] | Bottom of Range [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$	(10.00%)
Positions effect on equity	$ 96,660	191,530
TAM S.A. and Subsidiaries [Member] | Top of Range [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$	10.00%
Positions effect on equity	$ (79,090)	$ (156,710)